Advance to suppliers and third parties (Tables)	12 Months Ended
Dec. 31, 2023
Advance To Suppliers And Third Parties
Schedule of advance to suppliers and third parties

	2023	2022
Advance to domestic suppliers	292,563	227,036
Advance to international suppliers	193,451	65,141
Advance for materials and repairs	46,637	60,179
Total	532,651	352,356

Current	431,136	302,658
Non-current	101,515	49,698